UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number__811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 2/28/18

Item 1. Schedule of Investments.

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, February 28, 2018 (unaudited)

Franklin NextStep Conservative Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 97.3%
Domestic Equity 14.9%
[a] Franklin Growth Fund, Class R6	1,173	$115,361
iShares Core S&P 500 ETF	720	196,805
iShares S&P 500 Value ETF	815	91,476
Pioneer Fundamental Growth Fund, Class K	2,584	59,665
		463,307
Domestic Fixed Income 60.8%
Delaware Corporate Bond Fund, Class I	63,482	362,482
[a] Franklin Low Duration Total Return Fund, Class R6	38,757	378,264
[a] Franklin Strategic Income Fund, Class R6	35,095	340,420
iShares 3-7 Year Treasury Bond ETF	2,350	282,141
iShares Core U.S. Aggregate Bond ETF	4,966	530,220
		1,893,527
Foreign Equity 11.1%
Columbia Contrarian Europe Fund, Class Z	8,884	64,585
[a] Franklin Mutual European Fund, Class R6	2,799	58,759
Hennessy Japan Fund, Class I	1,685	61,115
iShares Core MSCI Emerging Markets ETF	507	29,371
iShares Core MSCI Europe ETF	870	43,369
iShares MSCI Japan ETF	377	23,023
Van Eck Emerging Markets Fund, Class I	3,314	66,255
		346,477
Foreign Fixed Income 10.5%
[a] Templeton Global Total Return Fund, Class R6	27,114	327,536
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $2,913,773)		3,030,847

Short Term Investments 3.0%
Money Market Funds (Cost $84,469) 2.7%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 1.02%.	84,469	84,469

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin NextStep Conservative Fund (continued)
	Principal
	Amount	Value
Short Term Investments (continued)
Repurchase Agreements (Cost $8,296) 0.3%
[c] Joint Repurchase Agreement, 1.356%, 3/01/18 (Maturity Value $8,297)
BNP Paribas Securities Corp. (Maturity Value $3,862)
Deutsche Bank Securities Inc. (Maturity Value $862)
HSBC Securities (USA) Inc. (Maturity Value $3,380)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $193)
Collateralized by U.S. Government Agency Securities, 0.00% - 2.25%, 10/01/18 - 1/29/21; [d]U.S.
Treasury Bill, 3/08/18 - 1/31/19; U.S. Treasury Note, 0.75% - 3.625%, 4/15/18 - 6/30/22; and U.S.
Treasury Bond, 8.125%, 8/15/21 (valued at $8,467)	$8,296	$8,296
Total Investments (Cost $3,006,538) 100.3%		3,123,612
Other Assets, less Liabilities (0.3)%		(9,295)
Net Assets 100.0%		$3,114,317

See Abbreviations on page 24.

aSee Note 4 regarding investments in FT Underlying Funds.
bThe rate shown is the annualized seven-day yield at period end.
cInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At February 28, 2018, all repurchase agreements had been entered into on that date.
dThe security was issued on a discount basis with no stated coupon rate.

|2

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, February 28, 2018 (unaudited)

Franklin NextStep Growth Fund

	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 99.4%
Alternative Strategies 2.0%
[a] Franklin K2 Alternative Strategies Fund, Class R6	13,451	$153,747
Domestic Equity 44.2%
[a] Franklin Growth Fund, Class R6	8,506	836,292
iShares Core S&P 500 ETF	5,495	1,502,003
iShares S&P 500 Value ETF	5,921	664,573
Pioneer Fundamental Growth Fund, Class K	14,936	344,885
		3,347,753
Domestic Fixed Income 16.8%
Delaware Corporate Bond Fund, Class I	38,553	220,135
[a] Franklin Low Duration Total Return Fund, Class R6	26,138	255,110
[a] Franklin Strategic Income Fund, Class R6	23,622	229,135
iShares Core U.S. Aggregate Bond ETF	3,551	379,140
Schwab Short-Term U.S. Treasury ETF	3,835	191,098
		1,274,618
Foreign Equity 33.4%
Columbia Contrarian Europe Fund, Class Z	58,254	423,502
[a] Franklin Mutual European Fund, Class R6	20,375	427,673
Hennessy Japan Fund, Class I	10,169	368,943
iShares Core MSCI Emerging Markets ETF	4,433	256,804
iShares Core MSCI Europe ETF	7,170	357,424
iShares MSCI Japan ETF	3,899	238,112
Van Eck Emerging Markets Fund, Class I	22,811	455,992
		2,528,450
Foreign Fixed Income 3.0%
[a] Templeton Global Total Return Fund, Class R6	19,142	231,233
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $6,837,440)		7,535,801

Short Term Investments 1.8%
Money Market Funds (Cost $122,032) 1.6%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 1.02%.	122,032	122,032

Quarterly Statement of Investments | See Notes to Statements of Investments. | 3

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin NextStep Growth Fund (continued)
	Principal
	Amount	Value
Short Term Investments (continued)
Repurchase Agreements (Cost $10,537) 0.2%
[c] Joint Repurchase Agreement, 1.356%, 3/01/18 (Maturity Value $10,538)
BNP Paribas Securities Corp. (Maturity Value $4,906)
Deutsche Bank Securities Inc. (Maturity Value $1,095)
HSBC Securities (USA) Inc. (Maturity Value $4,292)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $245)
Collateralized by U.S. Government Agency Securities, 0.00% - 2.25%, 10/01/18 - 1/29/21; [d]U.S.
Treasury Bill, 3/08/18 - 1/31/19; U.S. Treasury Note, 0.75% - 3.625%, 4/15/18 - 6/30/22; and U.S.
Treasury Bond, 8.125%, 8/15/21 (valued at $10,754)	$10,537	$10,537
Total Investments (Cost $6,970,009) 101.2%		7,668,370
Other Assets, less Liabilities (1.2)%		(88,123)
Net Assets 100.0%		$7,580,247

aSee Note 4 regarding investments in FT Underlying Funds.
bThe rate shown is the annualized seven-day yield at period end.
cInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At February 28, 2018, all repurchase agreements had been entered into on that date.
dThe security was issued on a discount basis with no stated coupon rate.

At February 28, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Japanese Yen	BOFA	Buy	15,225,000	$138,294	3/01/18	$4,401	$—
Japanese Yen	BOFA	Sell	15,225,000	136,459	3/01/18	—	(6,235)
Total Forward Exchange Contracts						$4,401	$(6,235)
Net unrealized appreciation (depreciation)							$(1,834)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 24.

|4

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, February 28, 2018 (unaudited)

Franklin NextStep Moderate Fund

	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 99.5%
Alternative Strategies 2.0%
[a] Franklin K2 Alternative Strategies Fund, Class R6	27,014	$308,774
Domestic Equity 34.8%
[a] Franklin Growth Fund, Class R6	13,576	1,334,765
iShares Core S&P 500 ETF	8,675	2,371,224
iShares S&P 500 Value ETF	9,337	1,047,985
Pioneer Fundamental Growth Fund, Class K	24,585	567,663
		5,321,637
Domestic Fixed Income 29.9%
Delaware Corporate Bond Fund, Class I	144,503	825,115
[a] Franklin Low Duration Total Return Fund, Class R6	93,438	911,954
[a] Franklin Strategic Income Fund, Class R6	84,524	819,882
iShares Core U.S. Aggregate Bond ETF	12,343	1,317,862
Schwab Short-Term U.S. Treasury ETF	13,730	684,166
		4,558,979
Foreign Equity 27.7%
Columbia Contrarian Europe Fund, Class Z	102,905	748,123
[a] Franklin Mutual European Fund, Class R6	34,717	728,706
Hennessy Japan Fund, Class I	17,587	638,056
iShares Core MSCI Emerging Markets ETF	7,021	406,726
iShares Core MSCI Europe ETF	11,225	559,566
iShares MSCI Japan ETF	6,147	375,397
Van Eck Emerging Markets Fund, Class I	38,912	777,844
		4,234,418
Foreign Fixed Income 5.1%
[a] Templeton Global Total Return Fund, Class R6	64,011	773,248
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $13,969,670)		15,197,056

Short Term Investments 0.7%
Money Market Funds (Cost $79,335) 0.5%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 1.02%	79,335	79,335

Quarterly Statement of Investments | See Notes to Statements of Investments. | 5

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin NextStep Moderate Fund (continued)
	Principal
	Amount	Value
Short Term Investments (continued)
Repurchase Agreements (Cost $33,029) 0.2%
[c] Joint Repurchase Agreement, 1.356%, 3/01/18 (Maturity Value $33,030)
BNP Paribas Securities Corp. (Maturity Value $15,375)
Deutsche Bank Securities Inc. (Maturity Value $3,433)
HSBC Securities (USA) Inc. (Maturity Value $13,453)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $769)
Collateralized by U.S. Government Agency Securities, 0.00% - 2.25%, 10/01/18 - 1/29/21; [d]U.S.
Treasury Bill, 3/08/18 - 1/31/19; U.S. Treasury Note, 0.75% - 3.625%, 4/15/18 - 6/30/22; and U.S.
Treasury Bond, 8.125%, 8/15/21 (valued at $33,708)	$33,029	$33,029
Total Investments (Cost $14,082,034) 100.2%		15,309,420
Other Assets, less Liabilities (0.2)%		(35,535)
Net Assets 100.0%		$15,273,885

aSee Note 4 regarding investments in FT Underlying Funds.
bThe rate shown is the annualized seven-day yield at period end.
cInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At February 28, 2018, all repurchase agreements had been entered into on that date.
dThe security was issued on a discount basis with no stated coupon rate.

At February 28, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Japanese Yen	BOFA	Buy	16,500,000	$149,875	3/01/18	$4,769	$—
Japanese Yen	BOFA	Sell	16,500,000	147,887	3/01/18	—	(6,757)
Total Forward Exchange Contracts						$4,769	$(6,757)
Net unrealized appreciation (depreciation)							$(1,988)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 24.

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	FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, February 28, 2018 (unaudited)
Franklin Payout 2018 Fund
	Country/	Principal
	Organization	Amount*	Value
Corporate Bonds 74.0%
Automobiles & Components 2.8%
Toyota Motor Credit Corp., senior note, 2.00%, 10/24/18	United States	$100,000	$99,973
Banks 20.0%
Bank of America Corp., senior note, 6.875%, 11/15/18	United States	100,000	103,226
Bank of Nova Scotia, senior note, 2.05%, 10/30/18	Canada	100,000	99,779
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC, senior note, 2.40%,
12/12/18	France	100,000	100,006
Citigroup Inc., senior note, 2.50%, 9/26/18	United States	100,000	100,013
HSBC USA Inc., senior note, 2.625%, 9/24/18	United States	100,000	100,136
KeyCorp., senior note, 2.30%, 12/13/18	United States	50,000	49,912
Royal Bank of Canada, secured note, 2.00%, 10/01/18.	Canada	100,000	99,863
Suntrust Banks Inc., senior note, 2.35%, 11/01/18	United States	50,000	49,977
			702,912
Capital Goods 7.1%
Caterpillar Financial Services Corp., senior note, 1.80%, 11/13/18	United States	100,000	99,669
John Deere Capital Corp., senior note, 1.95%, 12/13/18	United States	100,000	99,810
Lockheed Martin Corp., senior note, 1.85%, 11/23/18	United States	50,000	49,864
			249,343
Consumer Services 2.8%
Starbucks Corp., senior note, 2.00%, 12/05/18.	United States	100,000	99,814
Diversified Financials 2.8%
Morgan Stanley, senior note, 2.20%, 12/07/18	United States	100,000	99,739
Energy 8.6%
Apache Corp., senior note, 6.90%, 9/15/18	United States	50,000	51,060
Devon Energy Corp., senior note, 2.25%, 12/15/18.	United States	50,000	49,716
ONEOK Partners LP, senior note, 3.20%, 9/15/18.	United States	50,000	50,193
Shell International Finance BV, senior note, 2.00%, 11/15/18	Netherlands	100,000	99,839
Spectra Energy Partners LP, senior note, 2.95%, 9/25/18	United States	50,000	50,125
			300,933
Food & Staples Retailing 2.9%
CVS Health Corp., senior note, 2.25%, 12/05/18	United States	50,000	49,875
Kroger Co., senior bond, 6.80%, 12/15/18	United States	50,000	51,721
			101,596
Food, Beverage & Tobacco 4.3%
Altria Group Inc., senior note, 9.70%, 11/10/18	United States	50,000	52,498
The Coca-Cola Co., senior note, 1.65%, 11/01/18	United States	100,000	99,638
			152,136
Health Care Equipment & Services 2.9%
Boston Scientific Corp., senior note, 2.65%, 10/01/18	United States	50,000	50,120
Laboratory Corp. of America Holdings, senior note, 2.50%, 11/01/18	United States	50,000	50,017
			100,137
Household & Personal Products 2.8%
The Procter & Gamble Co., senior note, 1.60%, 11/15/18	United States	100,000	99,577
Materials 2.8%
Monsanto Co., senior note, 1.85%, 11/15/18	United States	50,000	49,849
Praxair Inc., senior note, 1.25%, 11/07/18	United States	50,000	49,641
			99,490

Quarterly Statement of Investments | See Notes to Statements of Investments. | 7

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2018 Fund (continued)
	Country/	Principal
	Organization	Amount*	Value
Corporate Bonds (continued)
Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Abbvie Inc., senior note, 2.00%, 11/06/18	United States	$50,000	$49,854
Semiconductors & Semiconductor Equipment 1.4%
Maxim Integrated Products Inc., senior note, 2.50%, 11/15/18	United States	50,000	49,957
Technology Hardware & Equipment 1.4%
Tyco Electronics Group SA, senior note, 2.375%, 12/17/18	Switzerland	50,000	50,017
Telecommunication Services 1.4%
AT&T Inc., senior note, 2.375%, 11/27/18	United States	50,000	50,015
Utilities 8.6%
Berkshire Hathaway Energy Co., senior note, 2.00%, 11/15/18	United States	50,000	49,894
[a] Dominion Energy Inc., senior note, 144A, 1.875%, 12/15/18	United States	50,000	49,804
Duke Energy Carolinas LLC, secured note, 7.00%, 11/15/18	United States	100,000	103,121
Georgia Power Co., senior note, 1.95%, 12/01/18.	United States	100,000	99,571
			302,390
Total Corporate Bonds (Cost $2,616,439)			2,607,883
Foreign Government and Agency Securities (Cost $99,816) 2.8%
European Investment Bank, senior note, 1.625%, 12/18/18	Supranational[b]	100,000	99,608
U.S. Government and Agency Securities 17.2%
FHLB, 3.75%, 12/14/18	United States	125,000	126,771
FNMA, 1.625%, 11/27/18	United States	175,000	174,455
U.S. Treasury Note,
1.375%, 12/31/18.	United States	130,000	129,294
1.50%, 12/31/18	United States	175,000	174,207
Total U.S. Government and Agency Securities
(Cost $608,402)			604,727
Total Investments before Short Term Investments (Cost $3,324,657)			3,312,218

		Shares
Short Term Investments (Cost $203,217) 5.7%
Money Market Funds 5.7%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 1.02%	United States	203,217	203,217
Total Investments (Cost $3,527,874) 99.7%			3,515,435
Other Assets, less Liabilities 0.3%			9,045
Net Assets 100.0%.			$3,524,480

See Abbreviations on page 24.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
February 28, 2018, the value of this security was $49,804, representing 1.4% of net assets.
bA supranational organization is an entity formed by two or more central governments through international treaties.
cThe rate shown is the annualized seven-day yield at period end.
dSee Note 4 regarding investments in FT Underlying Funds.

|8

	FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, February 28, 2018 (unaudited)
Franklin Payout 2019 Fund
		Principal
	Country	Amount*	Value
Corporate Bonds 77.8%
Banks 14.9%
Bank of Nova Scotia, secured note, 2.125%, 9/11/19	Canada	$100,000	$99,375
HSBC USA Inc., senior note, 2.375%, 11/13/19	United States	100,000	99,299
JPMorgan Chase & Co., senior note, 2.20%, 10/22/19	United States	100,000	99,148
Royal Bank of Canada, secured note, 2.20%, 9/23/19	Canada	100,000	99,569
The Toronto-Dominion Bank, senior note, 2.25%, 11/05/19	Canada	100,000	99,379
Westpac Banking Corp., senior note, 4.875%, 11/19/19	Australia	100,000	103,531
			600,301
Capital Goods 15.2%
Boeing Capital Corp., senior note, 4.70%, 10/27/19	United States	100,000	103,651
Caterpillar Financial Services Corp., senior note, 2.25%, 12/01/19	United States	100,000	99,389
Deere & Co., senior note, 4.375%, 10/16/19	United States	100,000	103,014
Emerson Electric Co., senior bond, 4.875%, 10/15/19.	United States	100,000	103,531
General Electric Co., senior secured note, first lien, 2.10%, 12/11/19	United States	100,000	98,717
Lockheed Martin Corp., senior note, 4.25%, 11/15/19	United States	100,000	102,760
			611,062
Commercial & Professional Services 1.3%
Republic Services Inc., senior note, 5.50%, 9/15/19	United States	50,000	52,159
Diversified Financials 5.1%
Goldman Sachs Group Inc., senior note, 2.55%, 10/23/19	United States	100,000	99,605
Morgan Stanley, senior note, 5.625%, 9/23/19	United States	100,000	104,267
			203,872
Energy 8.6%
Chevron Corp., senior note, 2.193%, 11/15/19	United States	100,000	99,466
Enterprise Products Operating LLC, senior note, 2.55%, 10/15/19	United States	50,000	49,790
Kinder Morgan Inc., senior note, 3.05%, 12/01/19	United States	50,000	50,053
Plains All American Pipeline LP/PAA Finance Corp., senior note, 2.60%, 12/15/19	United States	50,000	49,508
Statoil ASA, senior note, 2.25%, 11/08/19	Norway	100,000	99,482
			348,299
Food & Staples Retailing 3.7%
Costco Wholesale Corp., senior note, 1.70%, 12/15/19	United States	100,000	98,338
Walgreens Boots Alliance Inc., senior note, 2.70%, 11/18/19	United States	50,000	49,839
			148,177
Food, Beverage & Tobacco 3.9%
Anheuser-Busch InBev Worldwide Inc., senior note, 6.875%, 11/15/19	Belgium	100,000	106,911
Mead Johnson Nutrition Co., senior note, 4.90%, 11/01/19	United Kingdom	50,000	51,685
			158,596
Health Care Equipment & Services 6.2%
Abbott Laboratories, senior note, 2.35%, 11/22/19	United States	50,000	49,759
Becton Dickinson and Co., senior note, 2.675%, 12/15/19	United States	50,000	49,826
UnitedHealth Group Inc., senior note, 2.30%, 12/15/19	United States	100,000	99,607
Zimmer Biomet Holdings Inc., senior bond, 4.625%, 11/30/19	United States	50,000	51,555
			250,747
Materials 3.8%
Eastman Chemical Co., senior bond, 5.50%, 11/15/19	United States	50,000	52,306
PPG Industries Inc., senior note, 2.30%, 11/15/19	United States	100,000	99,510
			151,816

Quarterly Statement of Investments | See Notes to Statements of Investments. | 9

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2019 Fund (continued)
		Principal
	Country	Amount*	Value
Corporate Bonds (continued)
Media 2.5%
Scripps Networks Interactive Inc., senior note, 2.75%, 11/15/19	United States	$50,000	$49,811
Viacom Inc., senior note, 2.75%, 12/15/19	United States	50,000	49,806
			99,617
Pharmaceuticals, Biotechnology & Life Sciences 2.5%
Johnson & Johnson, senior note, 1.875%, 12/05/19	United States	100,000	99,204
Real Estate 1.3%
Weyerhaeuser Co., senior note, 7.375%, 10/01/19	United States	50,000	53,578
Telecommunication Services 1.3%
AT&T Inc., senior note, 5.875%, 10/01/19	United States	50,000	52,308
Utilities 7.5%
Dominion Energy Inc., senior note, 2.50%, 12/01/19	United States	50,000	49,609
DTE Energy Co., senior note, 2.40%, 12/01/19	United States	50,000	49,648
Georgia Power Co., senior note, 4.25%, 12/01/19.	United States	100,000	102,721
Progress Energy Inc., senior bond, 4.875%, 12/01/19.	United States	50,000	51,749
Public Service Electric and Gas Co., secured note, 2.00%, 8/15/19	United States	50,000	49,540
			303,267
Total Corporate Bonds (Cost $3,155,248)			3,133,003
U.S. Government and Agency Securities 17.7%
FFCB, 1.95%, 12/17/19.	United States	150,000	149,097
FHLB,
1.25%, 12/13/19	United States	160,000	157,142
2.375%, 12/13/19.	United States	210,000	210,336
FNMA, 1.75%, 11/26/19	United States	200,000	198,318
Total U.S. Government and Agency Securities
(Cost $722,689)			714,893
Total Investments before Short Term Investments (Cost $3,877,937)			3,847,896

		Shares
Short Term Investments (Cost $160,865) 4.0%
Money Market Funds 4.0%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 1.02%	United States	160,865	160,865
Total Investments (Cost $4,038,802) 99.5%			4,008,761
Other Assets, less Liabilities 0.5%			18,567
Net Assets 100.0%.			$4,027,328

See Abbreviations on page 24.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe rate shown is the annualized seven-day yield at period end.
bSee Note 4 regarding investments in FT Underlying Funds.

|10

	FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, February 28, 2018 (unaudited)
Franklin Payout 2020 Fund
	Country/	Principal
	Organization	Amount*	Value
Corporate Bonds 74.8%
Banks 5.1%
Bank of America Corp., senior note, 2.625%, 10/19/20	United States	$100,000	$99,099
JPMorgan Chase & Co., senior note, 4.25%, 10/15/20	United States	100,000	103,453
			202,552
Capital Goods 11.2%
Boeing Co., senior note, 1.65%, 10/30/20	United States	100,000	97,751
Caterpillar Financial Services Corp., senior note, 2.50%, 11/13/20	United States	100,000	99,314
Emerson Electric Co., senior bond, 4.25%, 11/15/20	United States	100,000	103,943
Lockheed Martin Corp., senior note, 2.50%, 11/23/20	United States	50,000	49,564
Raytheon Co., senior note, 3.125%, 10/15/20	United States	100,000	101,021
			451,593
Consumer Services 2.6%
Carnival Corp., senior note, 3.95%, 10/15/20	United States	50,000	51,425
Yum! Brands Inc., senior bond, 3.875%, 11/01/20	United States	50,000	50,500
			101,925
Diversified Financials 5.2%
Morgan Stanley, senior note, 5.50%, 7/24/20	United States	100,000	105,771
Northern Trust Corp., senior note, 3.45%, 11/04/20	United States	100,000	102,192
			207,963
Energy 11.5%
Energy Transfer Partners LP, senior note, 4.15%, 10/01/20	United States	50,000	51,025
Enterprise Products Operating LLC, senior note, 5.20%, 9/01/20	United States	50,000	52,665
Kinder Morgan Energy Partners LP, senior bond, 5.30%, 9/15/20	United States	50,000	52,469
Pride International Inc., senior bond, 6.875%, 8/15/20	United States	50,000	54,000
Statoil ASA, senior note, 2.90%, 11/08/20	Norway	100,000	100,241
TransCanada PipeLines Ltd., senior bond, 3.80%, 10/01/20	Canada	100,000	102,359
Williams Partners LP, senior note, 4.125%, 11/15/20.	United States	50,000	51,195
			463,954
Food, Beverage & Tobacco 7.6%
Coca Cola Co., senior note, 3.15%, 11/15/20	United States	100,000	101,226
Hershey Co., senior note, 4.125%, 12/01/20	United States	100,000	104,270
PepsiCo Inc., senior bond, 3.125%, 11/01/20.	United States	100,000	101,027
			306,523
Health Care Equipment & Services 6.4%
Becton Dickinson and Co., senior note, 3.25%, 11/12/20.	United States	50,000	50,024
Cigna Corp., senior bond, 4.375%, 12/15/20	United States	50,000	51,876
Laboratory Corp. of America Holdings, senior note, 4.625%, 11/15/20	United States	50,000	51,976
UnitedHealth Group Inc., senior note, 3.875%, 10/15/20	United States	100,000	102,702
			256,578
Household & Personal Products 2.5%
Colgate-Palmolive Co., senior note, 2.95%, 11/01/20	United States	100,000	101,071
Insurance 9.0%
AEGON Funding Co. LLC, senior bond, 5.75%, 12/15/20	Netherlands	100,000	107,007
Berkshire Hathaway Finance Corp., senior note, 2.90%, 10/15/20	United States	100,000	100,578
Prudential Financial Inc., senior note, 4.50%, 11/15/20	United States	50,000	52,200
Travelers Cos. Inc., senior note, 3.90%, 11/01/20	United States	100,000	102,786
			362,571

Quarterly Statement of Investments | See Notes to Statements of Investments. | 11

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2020 Fund (continued)
	Country/	Principal
	Organization	Amount*		Value
Corporate Bonds (continued)
Materials 2.1%
The Dow Chemical Co., senior bond, 4.25%, 11/15/20	United States	$31,000		$31,959
[a] Georgia-Pacific LLC, senior note, 144A, 5.40%, 11/01/20	United States	50,000		53,233
				85,192
Media 1.3%
21st Century Fox America Inc., senior bond, 5.65%, 8/15/20	United States	50,000		53,270
Pharmaceuticals, Biotechnology & Life Sciences 2.5%
Amgen Inc., senior note, 3.45%, 10/01/20	United States	50,000		50,655
Celgene Corp., senior bond, 3.95%, 10/15/20	United States	50,000		51,241
				101,896
Technology Hardware & Equipment 0.2%
HP Inc., senior note, 3.75%, 12/01/20	United States	9,000		9,169
Utilities 7.6%
Alabama Power Co., senior note, 3.375%, 10/01/20	United States	100,000		101,755
Exelon Corp., senior note, 5.15%, 12/01/20	United States	50,000		52,393
Exelon Generation Co. LLC, senior bond, 4.00%, 10/01/20	United States	50,000		51,084
Pacific Gas & Electric Co., senior note, 3.50%, 10/01/20	United States	100,000		101,227
				306,459
Total Corporate Bonds (Cost $3,033,712)				3,010,716
Foreign Government and Agency Securities 4.9%
Inter-American Development Bank, senior note, 2.125%, 11/09/20	Supranational[b]	100,000		98,939
International Bank for Reconstruction and Development, senior note, 2.125%, 11/01/20	Supranational[b]	100,000		99,015
Total Foreign Government and Agency Securities
(Cost $201,258)				197,954
U.S. Government and Agency Securities 17.3%
FHLB, 3.125%, 12/11/20	United States	200,000		203,807
U.S. Treasury Note,
2.625%, 11/15/20.	United States	145,000		145,929
2.00%, 11/30/20	United States	145,000		143,499
2.375%, 12/31/20.	United States	205,000		204,872
Total U.S. Government and Agency Securities
(Cost $709,313)				698,107
Total Investments before Short Term Investments (Cost $3,944,283)				3,906,777

		Shares
Short Term Investments (Cost $95,666) 2.4%
Money Market Funds 2.4%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 1.02%	United States	95,666		95,666
Total Investments (Cost $4,039,949) 99.4%				4,002,443
Other Assets, less Liabilities 0.6%				22,714
Net Assets 100.0%.				$4,025,157

			|	12

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2020 Fund (continued)

See Abbreviations on page 24.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
February 28, 2018, the value of this security was $53,233, representing 1.3% of net assets.
bA supranational organization is an entity formed by two or more central governments through international treaties.
cThe rate shown is the annualized seven-day yield at period end.
dSee Note 4 regarding investments in FT Underlying Funds.

|13

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, February 28, 2018 (unaudited)
Franklin Payout 2021 Fund
	Country/	Principal
	Organization	Amount*	Value
Corporate Bonds 71.8%
Capital Goods 10.0%
The Boeing Co., senior note, 2.35%, 10/30/21	United States	$100,000	$98,774
Emerson Electric Co., senior note, 2.625%, 12/01/21	United States	100,000	98,973
General Electric Co., senior note, 4.65%, 10/17/21	United States	100,000	104,732
John Deere Capital Corp., senior bond, 3.15%, 10/15/21.	United States	100,000	100,793
			403,272
Consumer Services 2.5%
Marriott International Inc., senior note, N, 3.125%, 10/15/21	United States	50,000	49,976
Yum! Brands Inc., senior bond, 3.75%, 11/01/21	United States	50,000	49,688
			99,664
Diversified Financials 5.1%
Bank of New York Mellon Corp., senior note, 3.55%, 9/23/21.	United States	100,000	101,736
Berkshire Hathaway Inc., senior note, 3.75%, 8/15/21.	United States	100,000	103,295
			205,031
Energy 11.3%
BP Capital Markets PLC, senior note, 3.561%, 11/01/21	United Kingdom	100,000	101,886
Halliburton Co., senior bond, 3.25%, 11/15/21	United States	100,000	100,529
Statoil ASA, senior note, 2.75%, 11/10/21	Norway	100,000	99,296
Total Capital SA, senior bond, 4.25%, 12/15/21	France	100,000	104,699
Williams Partners LP, senior note, 4.00%, 11/15/21	United States	50,000	51,029
			457,439
Food & Staples Retailing 2.5%
The Kroger Co., senior note, 2.95%, 11/01/21	United States	50,000	49,724
Walgreens Boots Alliance Inc., senior note, 3.30%, 11/18/21	United States	50,000	50,117
			99,841
Food, Beverage & Tobacco 3.7%
General Mills Inc., senior bond, 3.15%, 12/15/21	United States	50,000	50,047
Philip Morris International Inc., senior note, 2.90%, 11/15/21	United States	100,000	99,490
			149,537
Health Care Equipment & Services 3.8%
Express Scripts Holding Co., senior note, 4.75%, 11/15/21	United States	50,000	52,415
UnitedHealth Group Inc., senior note, 3.375%, 11/15/21	United States	100,000	101,330
			153,745
Insurance 1.3%
Prudential Financial Inc., senior note, 4.50%, 11/16/21	United States	50,000	52,523
Materials 4.8%
Air Products & Chemicals Inc., senior note, 3.00%, 11/03/21	United States	100,000	99,996
The Dow Chemical Co., senior bond, 4.125%, 11/15/21	United States	50,000	51,801
Ecolab Inc., senior note, 4.35%, 12/08/21	United States	40,000	41,823
			193,620
Pharmaceuticals, Biotechnology & Life Sciences 6.4%
Gilead Sciences Inc., senior note, 4.40%, 12/01/21	United States	100,000	104,516
Johnson & Johnson, senior note, 2.45%, 12/05/21	United States	100,000	99,426
PerkinElmer Inc., senior note, 5.00%, 11/15/21	United States	50,000	53,079
			257,021

Quarterly Statement of Investments | See Notes to Statements of Investments. | 14

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2021 Fund (continued)
	Country/	Principal
	Organization	Amount*		Value
Corporate Bonds (continued)
Real Estate 3.9%
American Tower Corp., senior note, 5.90%, 11/01/21	United States	$50,000		$54,449
Simon Property Group LP, senior bond, 4.125%, 12/01/21.	United States	100,000		103,678
				158,127
Semiconductors & Semiconductor Equipment 2.5%
Intel Corp., senior note, 3.30%, 10/01/21	United States	100,000		101,902
Software & Services 2.5%
International Business Machines Corp., senior note, 2.90%, 11/01/21.	United States	100,000		99,693
Technology Hardware & Equipment 2.7%
Thomas & Betts Corp., senior bond, 5.625%, 11/15/21	United States	100,000		109,272
Telecommunication Services 3.9%
[a] Telstra Corp. Ltd., senior bond, 144A, 4.80%, 10/12/21	Australia	100,000		105,610
Verizon Communications Inc., senior note, 3.00%, 11/01/21	United States	50,000		49,783
				155,393
Transportation 1.2%
Norfolk Southern Corp., senior bond, 3.25%, 12/01/21	United States	50,000		50,421
Utilities 3.7%
Baltimore Gas & Electric Co., senior note, 3.50%, 11/15/21	United States	50,000		50,900
Pacific Gas & Electric Co., senior note, 3.25%, 9/15/21	United States	100,000		100,206
				151,106
Total Corporate Bonds (Cost $2,922,535)				2,897,607
Foreign Government and Agency Securities (Cost $100,106) 2.4%
European Investment Bank, senior note, 2.125%, 10/15/21	Supranational[b]	100,000		98,105
U.S. Government and Agency Securities 17.6%
FFCB, 2.00%, 12/01/21.	United States	200,000		195,870
FHLB, 2.625%, 12/10/21	United States	200,000		200,617
U.S. Treasury Note,
1.875%, 11/30/21.	United States	160,000		156,272
2.125%, 12/31/21.	United States	160,000		157,541
Total U.S. Government and Agency Securities
(Cost $722,508)				710,300
Municipal Bonds (Cost $110,559) 2.8%
California State GO, Various Purpose, 5.70%, 11/01/21	United States	100,000		110,400
Total Investments before Short Term Investments (Cost $3,855,708)				3,816,412

		Shares
Short Term Investments (Cost $208,509) 5.2%
Money Market Funds 5.2%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 1.02%	United States	208,509		208,509
Total Investments (Cost $4,064,217) 99.8%				4,024,921
Other Assets, less Liabilities 0.2%				9,405
Net Assets 100.0%.				$4,034,326

			|	15

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2021 Fund (continued)

See Abbreviations on page 24.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
February 28, 2018, the value of this security was $105,610, representing 2.6% of net assets.
bA supranational organization is an entity formed by two or more central governments through international treaties.
cThe rate shown is the annualized seven-day yield at period end.
dSee Note 4 regarding investments in FT Underlying Funds.

|16

	FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, February 28, 2018 (unaudited)
Franklin Payout 2022 Fund
	Country/	Principal
	Organization	Amount*	Value
Corporate Bonds 70.5%
Banks 9.9%
Bank of America Corp., senior note, 2.503%, 10/21/22	United States	$100,000	$96,647
Bank of Montreal, senior note, 2.55%, 11/06/22	Canada	100,000	97,158
Citigroup Inc., senior note, 2.70%, 10/27/22	United States	50,000	48,575
JPMorgan Chase & Co., senior note, 3.25%, 9/23/22.	United States	100,000	100,099
			342,479
Capital Goods 9.8%
Caterpillar Financial Services Corp., senior note, 2.55%, 11/29/22	United States	100,000	97,532
General Dynamics Corp., senior bond, 2.25%, 11/15/22	United States	100,000	96,564
General Electric Co., senior note, 2.70%, 10/09/22	United States	100,000	96,814
Raytheon Co., senior bond, 2.50%, 12/15/22	United States	50,000	48,811
			339,721
Commercial & Professional Services 1.4%
Equifax Inc., senior note, 3.30%, 12/15/22	United States	50,000	49,702
Diversified Financials 2.8%
American Express Co., senior note, 2.65%, 12/02/22.	United States	100,000	97,232
Energy 5.7%
[a] APT Pipelines Ltd., senior note, 144A, 3.875%, 10/11/22	Australia	50,000	50,530
ONEOK Partners LP, senior bond, 3.375%, 10/01/22	United States	50,000	49,837
[a] Schlumberger Finance Canada Ltd., senior note, 144A, 2.65%, 11/20/22	Canada	100,000	97,812
			198,179
Food & Staples Retailing 2.8%
Walmart Inc., senior note, 2.35%, 12/15/22	United States	100,000	97,511
Food, Beverage & Tobacco 2.8%
Philip Morris International Inc., senior note, 2.50%, 11/02/22	United States	100,000	96,874
Health Care Equipment & Services 2.8%
UnitedHealth Group Inc., senior note, 2.375%, 10/15/22	United States	100,000	96,593
Household & Personal Products 2.8%
Colgate-Palmolive Co., senior note, 2.25%, 11/15/22	United States	100,000	97,173
Insurance 8.5%
[a] Massmutual Global Funding II, secured note, 144A, 2.50%, 10/17/22	United States	100,000	97,236
MetLife Inc., senior bond, 3.048%, 12/15/22	United States	100,000	99,472
[a] Swiss Re Treasury U.S. Corp., senior note, 144A, 2.875%, 12/06/22	Switzerland	100,000	97,970
			294,678
Materials 1.4%
The Dow Chemical Co., senior bond, 3.00%, 11/15/22	United States	50,000	49,307
Media 2.8%
The Walt Disney Co., senior bond, 2.35%, 12/01/22	United States	100,000	97,087
Pharmaceuticals, Biotechnology & Life Sciences 1.4%
AbbVie Inc., senior note, 2.90%, 11/06/22	United States	50,000	49,031
Real Estate 1.5%
Realty Income Corp., senior bond, 3.25%, 10/15/22	United States	50,000	49,720
Software & Services 4.3%
Fiserv Inc., senior bond, 3.50%, 10/01/22	United States	50,000	50,565
International Business Machines Corp., senior note, 2.875%, 11/09/22	United States	100,000	98,766
			149,331

Quarterly Statement of Investments | See Notes to Statements of Investments. | 17

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2022 Fund (continued)
	Country/	Principal
	Organization	Amount*	Value
Corporate Bonds (continued)
Technology Hardware & Equipment 1.4%
NetApp Inc., senior bond, 3.25%, 12/15/22.	United States	$50,000	$49,590
Telecommunication Services 1.4%
Verizon Communications Inc., senior note, 2.45%, 11/01/22	United States	50,000	48,189
Transportation 2.8%
United Parcel Service Inc., senior bond, 2.45%, 10/01/22	United States	100,000	97,639
Utilities 4.2%
AEP Texas Inc., senior note, 2.40%, 10/01/22.	United States	50,000	48,292
NiSource Inc., senior note, 2.65%, 11/17/22	United States	50,000	48,923
Public Service Enterprise Group Inc., senior note, 2.65%, 11/15/22.	United States	50,000	48,670
			145,885
Total Corporate Bonds (Cost $2,477,540)			2,445,921
Foreign Government and Agency Securities 5.5%
International Bank for Reconstruction and Development, senior note, 1.875%, 10/07/22	Supranational[b]	100,000	96,191
International Finance Corp., 2.00%, 10/24/22	Supranational[b]	100,000	96,677
Total Foreign Government and Agency Securities
(Cost $194,428)			192,868
U.S. Government and Agency Securities 17.9%
FHLB,
1.875%, 12/09/22	United States	150,000	144,435
2.50%, 12/09/22	United States	150,000	148,585
U.S. Treasury Note,
1.625%, 11/15/22	United States	170,000	162,486
2.00%, 11/30/22	United States	170,000	165,195
Total U.S. Government and Agency Securities
(Cost $622,408)			620,701
Commercial Mortgage-Backed Securities 4.2%
Diversified Financials 4.2%
American Express Credit Account Master Trust, 2017-7, A, 2.35%, 5/15/25	United States	100,000	97,688
Capital One Multi-Asset Execution Trust, 2017-A6, A6, 2.29%, 7/15/25	United States	50,000	48,791
Total Commercial Mortgage-Backed Securities (Cost $147,176)			146,479
Total Investments (Cost $3,441,552) 98.1%.			3,405,969
Other Assets, less Liabilities 1.9%			65,375
Net Assets 100.0%			$3,471,344

See Abbreviations on page 24.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
February 28, 2018, the aggregate value of these securities was $343,548, representing 9.9% of net assets.
bA supranational organization is an entity formed by two or more central governments through international treaties.

|18

FRANKLIN FUND ALLOCATOR SERIES

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of twenty-three separate funds, eight of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Certain or all Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds). Effective January 23, 2018, the Trust began offering shares of Franklin Payout 2022 Fund.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Investments in repurchase agreements are valued at cost, which approximates fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value.

|19

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The following Funds have invested in derivatives during the period.

Franklin NextStep Growth Fund – Forwards Franklin NextStep Moderate Fund – Forwards

|20

     FRANKLIN FUND ALLOCATOR SERIES NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. INVESTMENTS IN FT UNDERLYING FUNDS

The Funds, which are managed by Franklin Advisers, Inc. (Advisers), invest in FT Underlying Funds which are managed by Advisers or its affiliates. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

Investments in FT Underlying Funds for the nine months ended February 28, 2018, were as follows:

	Number of			Number of						Net Change in
	Shares Held			Shares		Value				Unrealized
	at Beginning	Gross	Gross Held at End			at End	Dividend	Realized		Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period		of Period	Income	Gain (Loss)		(Depreciation)

Franklin NextStep Conservative Fund
Non-Controlled Affiliates
Franklin Focused Core Equity Fund, Class R6	10,726	—	(10,726)	—	$	—[a]	$—	$21,060		$(17,735)
Franklin Growth Fund, Class R6	—	1,708	(535)	1,173		115,361	947	6,195 [b]		12,902
Franklin Low Duration Total Return Fund, Class R6	33,586	12,805	(7,634)	38,757		378,264	7,432	(558)		(5,988)
Franklin Mutual European Fund, Class R6	2,829	949	(979)	2,799		58,759	1,035	385		229
Franklin Strategic Income Fund, Class R6	29,847	12,287	(7,039)	35,095		340,420	9,177	(222)		(6,644)
Institutional Fiduciary Trust Money Market Portfolio,
1.02%	67,831	792,976	(776,338)	84,469		84,469	424	—		—
Templeton Global Total Return Fund, Class R6	28,743	4,159	(5,788)	27,114		327,536	1,911	(56)		2,193
Total Affiliated Securities.						$1,304,809	$20,926	$26,804		$(15,043)

Franklin NextStep Growth Fund
Non-Controlled Affiliates
Franklin Focused Core Equity Fund, Class R6	58,585	—	(58,585)	—	$	—[a]	$—	$83,949		$(65,789)
Franklin Growth Fund, Class R6	—	10,158	(1,652)	8,506		836,292	6,210	23,852 [b]		91,430
Franklin K2 Alternative Strategies Fund, Class R6	21,147	2,627	(10,323)	13,451		153,747	2,457	2,164		1,387
Franklin Low Duration Total Return Fund, Class R6	18,510	11,055	(3,427)	26,138		255,110	4,345	(281)		(3,687)
Franklin Mutual European Fund, Class R6	15,087	9,300	(4,012)	20,375		427,673	6,645	(239)		2,125
Franklin Small Cap Growth Fund, Class R6	11,676	—	(11,676)	—		—[a]	—	26,358		(19,470)
Franklin Strategic Income Fund, Class R6	16,400	10,026	(2,804)	23,622		229,135	5,426	(232)		(4,392)
Institutional Fiduciary Trust Money Market Portfolio,
1.02%	227,037	1,396,128	(1,501,133)	122,032		122,032	288	—		—
Templeton Global Total Return Fund, Class R6	16,426	5,424	(2,708)	19,142		231,233	1,552	(162)		761
Total Affiliated Securities.						$2,255,222	$26,923	$135,409		$2,365

Franklin NextStep Moderate Fund
Non-Controlled Affiliates
Franklin Focused Core Equity Fund, Class R6	98,049	1,283	(99,332)	—	$	—[a]	$—	$158,195		$(127,693)
Franklin Growth Fund, Class R6	—	16,362	(2,786)	13,576		1,334,765	10,137	42,450 [b]		149,605
Franklin K2 Alternative Strategies Fund, Class R6	45,148	3,107	(21,241)	27,014		308,774	5,161	5,887		1,715
Franklin Low Duration Total Return Fund, Class R6	69,156	31,598	(7,316)	93,438		911,954	16,384	(664)		(14,164)
Franklin Mutual European Fund, Class R6	26,922	12,737	(4,942)	34,717		728,706	11,726	626		3,714
Franklin Small Cap Growth Fund, Class R6	19,542	81	(19,623)	—		—[a]	—	29,929		(18,401)
Franklin Strategic Income Fund, Class R6	61,275	29,531	(6,282)	84,524		819,882	20,381	(511)		(16,254)
Institutional Fiduciary Trust Money Market Portfolio,
1.02%	352,623	2,062,635	(2,335,923)	79,335		79,335	625	—		—
Templeton Global Total Return Fund, Class R6	61,364	10,850	(8,203)	64,011		773,248	5,071	(935)		3,943
Total Affiliated Securities.						$4,956,664	$69,485	$234,977		$(17,535)

Franklin Payout 2018 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.02%	94,103	623,057	(513,943)	203,217		$203,217	$977	$—		$—

									|	21

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. INVESTMENTS IN FT UNDERLYING FUNDS (continued)

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin Payout 2019 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.02%	70,658	281,944	(191,737)	160,865	$160,865	$516	$—	$—

Franklin Payout 2020 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.02%	166,974	185,233	(256,541)	95,666	$95,666	$511	$—	$—

Franklin Payout 2021 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.02%	67,054	302,846	(161,391)	208,509	$208,509	$651	$—	$—

aAs of February 28, 2018, no longer held by the fund.
bIncludes realized gain distributions received.

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2018, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Franklin NextStep Conservative Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$3,030,847	$—	$—		$3,030,847
Short Term Investments	84,469	8,296	—		92,765
Total Investments in Securities	$3,115,316	$8,296	$—		$3,123,612

				|	22

		FRANKLIN FUND ALLOCATOR SERIES
	NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3		Total
Franklin NextStep Growth Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$7,535,801	$—	$—		$7,535,801
Short Term Investments	122,032	10,537	—		132,569
Total Investments in Securities	$7,657,833	$10,537	$—		$7,668,370

Other Financial Instruments:
Forward Exchange Contracts	$—	$4,401	$—		$4,401

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$6,235	$—		$6,235

Franklin NextStep Moderate Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds .	$15,197,056	$—	$—		$15,197,056
Short Term Investments	79,335	33,029	—		112,364
Total Investments in Securities	$15,276,391	$33,029	$—		$15,309,420

Other Financial Instruments:
Forward Exchange Contracts	$—	$4,769	$—		$4,769

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$6,757	$—		$6,757

Franklin Payout 2018 Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$2,607,883	$—		$2,607,883
Foreign Government and Agency Securities	—	99,608	—		99,608
U.S. Government and Agency Securities	—	604,727	—		604,727
Short Term Investments	203,217	—	—		203,217
Total Investments in Securities	$203,217	$3,312,218	$—		$3,515,435

Franklin Payout 2019 Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$3,133,003	$—		$3,133,003
U.S. Government and Agency Securities	—	714,893	—		714,893
Short Term Investments	160,865	—	—		160,865
Total Investments in Securities	$160,865	$3,847,896	$—		$4,008,761

Franklin Payout 2020 Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$3,010,716	$—		$3,010,716
Foreign Government and Agency Securities	—	197,954	—		197,954
U.S. Government and Agency Securities	—	698,107	—		698,107
Short Term Investments	95,666	—	—		95,666
Total Investments in Securities	$95,666	$3,906,777	$—		$4,002,443

				|	23

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Franklin Payout 2021 Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$2,897,607	$—	$2,897,607
Foreign Government and Agency Securities	—	98,105	—	98,105
U.S. Government and Agency Securities	—	710,300	—	710,300
Municipal Bonds	—	110,400	—	110,400
Short Term Investments	208,509	—	—	208,509
Total Investments in Securities	$208,509	$3,816,412	$—	$4,024,921

Franklin Payout 2022 Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$2,445,921	$—	$2,445,921
Foreign Government and Agency Securities	—	192,868	—	192,868
U.S. Government and Agency Securities	—	620,701	—	620,701
Commercial Mortgage-Backed Securities	—	146,479	—	146,479
Total Investments in Securities	$—	$3,405,969	$—	$3,405,969

[a]For detailed categories, see the accompanying Statement of Investments.

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty	Selected Portfolio
BOFA Bank of America Corp.	ETF	Exchange Traded Fund
	FFCB	Federal Farm Credit Bank
	FHLB	Federal Home Loan Bank
	FNMA	Federal National Mortgage Association
	GO	General Obligation

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|24

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By ___/s/Matthew T. Hinkle___

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _/s/Matthew T. Hinkle_

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  April 26, 2018

By  _/s/Gaston Gardey__

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  April 26, 2018